Intangible Assets, Net - Schedule of Intangible Assets (Detail) - MXN ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Wells unassigned to a reserve:
Balance at the beginning of the period	$ 10,998,869
Balance at the end of the period	12,111,044		$ 10,998,869
Wells unassigned to a reserve:
Wells unassigned to a reserve:
Balance at the beginning of the period	6,301,007	$ 15,573,570	15,573,570
Additions to construction in progress	871,993	613,883
Transfers against fixed assets	0	(3,314,035)
Balance at the end of the period	$ 7,173,000	$ 12,873,418	$ 6,301,007